Provisions (Details) - Schedule of Balances and Movement of Provisions - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	$ 42,377	$ 35,261	$ 44,674
Increase	47,500	31,991	39,623
Uses	(573)	(787)	(21)
Payments	(42,286)	(17,769)	(38,114)
Reversals (not used)	(8,842)	(5,429)	(8,888)
Other reclassifications	(298)	(485)	(1,997)
Effect of exchange differences on the translation into presentation currency	(4,203)	(405)	(16)
Balance Ending	33,675	42,377	35,261
Legal proceedings [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	19,101	17,595	15,648
Increase	9,693	8,141	14,597
Uses		(787)	(9)
Payments	(2,598)	(2,838)	(9,093)
Reversals (not used)	(3,814)	(3,462)	(3,801)
Other reclassifications	233		72
Effect of exchange differences on the translation into presentation currency	(2,879)	452	181
Balance Ending	19,736	19,101	17,595
Taxes other than income tax [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	4,473	3,549	6,828
Increase		967
Uses	(99)
Payments
Reversals (not used)	(3,336)		(3,273)
Other reclassifications
Effect of exchange differences on the translation into presentation currency	(741)	(43)	(6)
Balance Ending	297	4,473	3,549
Restructuring [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	10,517	2,708	4,323
Increase	30,451	15,211	13,801
Uses	(474)		(12)
Payments	(33,575)	(5,448)	(12,059)
Reversals (not used)	(1,264)	(920)	(1,103)
Other reclassifications	(473)	(485)	(2,086)
Effect of exchange differences on the translation into presentation currency	(2)	(549)	(156)
Balance Ending	5,180	10,517	2,708
Other [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	8,286	11,409	17,875
Increase	7,356	7,672	11,225
Uses
Payments	(6,113)	(9,483)	(16,962)
Reversals (not used)	(427)	(1,047)	(711)
Other reclassifications	(58)		17
Effect of exchange differences on the translation into presentation currency	(582)	(265)	(35)
Balance Ending	$ 8,462	$ 8,286	$ 11,409